UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   September 30, 2004
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      11/12/2004
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           69
Total:
                                      --------------

Form 13F Information Table value     $   619,209
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 9/30/2004

--------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

1-800-FLOWERS.COMCMN CLASS A    COMMON   68243q106   17,444   2,101,645   SH
ACME COMMUNICATIONS INCCMN      COMMON   004631107    8,236   1,384,266   SH
ACTUATE CORPORATIONCOMMON STOC  COMMON   00508b102   13,143   3,723,098   SH
ALDERWOODS GROUP INCCMN         COMMON   014383103   16,282   1,656,340   SH
ALDILA INCCMN                   COMMON   014384200    1,025     102,465   SH
ANALYTICAL SURVEYS INCCMN       COMMON   032683401      242     183,858   SH
ANGELICA CORP.CMN               COMMON   034663104    6,751     271,331   SH
ATP OIL & GAS CORPCMN           COMMON   00208j108      145      11,900   SH
CAPTARIS INCCMN                 COMMON   14071n104      731     171,600   SH
CARRIZO OIL & GAS INCCMN        COMMON   144577103    4,903     511,299   SH
CHEROKEE INTERNATIONAL CORPCMN  COMMON   164450108      881     105,000   SH
COMFORT SYSTEMS USA INCCOMMON   COMMON   199908104   10,400   1,575,800   SH
CONRAD INDUSTRIES INCCMN        COMMON   208305102      749     389,733   SH
CONSOLIDATED-TOMOKA LAND CO     COMMON   210226106      696      20,000   SH
CROWN HOLDINGS INCCMN           COMMON   228368106   16,857   1,635,000   SH
DATASTREAM SYSTEMS INCCMN       COMMON   238124101    8,521   1,317,005   SH
DYNAMEX INCCMN                  COMMON   26784f103    8,297     481,267   SH
EARTHLINK, INC.CMN              COMMON   270321102   16,485   1,600,495   SH
ENNIS INCCMN                    COMMON   293389102    8,457     394,800   SH
FLOW INTERNATIONAL CORPCMN      COMMON   343468104      693     216,568   SH
FTI CONSULTING INCCMN           COMMON   302941109   17,105     905,000   SH
FUNDTECH LTDCMN                 COMMON   m47095100    9,847   1,503,354   SH
GENERAL CABLE CORPCMN           COMMON   369300108   18,514   1,740,000   SH
GERBER SCIENTIFIC INCCMN        COMMON   373730100    7,063   1,071,715   SH
GLOBAL POWER EQUIPMENT INCCMN   COMMON   37941p108   28,696   3,872,665   SH
HORNBECK OFFSHORE SERVICES INC  COMMON   440543106   11,741     711,600   SH
ICO INC DEP SHS REPSTG 1/4PFD   COMMON   449293307    1,704      89,990   SH
INPUT/OUTPUT INCCMN             COMMON   457652105    4,953     480,400   SH
INTERWOVEN INCCMN               COMMON   46114t508    9,799   1,353,433   SH
JANUS CAP GROUP INCCMN          COMMON   47102x105      681      50,000   SH
KEY ENERGY SERVICES INCCMN      COMMON   492914106   20,514   1,856,436   SH
KEYNOTE SYSTEMS INCCMN          COMMON   493308100    9,165     647,271   SH
LAIDLAW INTERNATIONAL, INC.CMN  COMMON   50730r102   12,658     769,500   SH
MAGNUM HUNTER RESOURCES INC.CM  COMMON   55972f203   22,050   1,910,771   SH
MDC PARTNERS INCCMN CLASS A SU  COMMON   2586694      8,712     687,100   SH
METALS USA INCORPORATEDCMN      COMMON   591324207    9,402     530,000   SH
MVC CAPITAL INCMUTUAL FUND      COMMON   553829102   17,668   1,885,600   SH
NATCO GROUP INCCMN CLASS A      COMMON   63227w203    7,046     814,600   SH
NATIONAL RESEARCH CORPCMN       COMMON   637372103    9,171     599,000   SH
NUANCE COMMUNICATIONS INCCMN    COMMON   669967101    7,268   1,710,000   SH
OCA INC.CMN                     COMMON   67083q101   10,152   2,141,700   SH
OCCIDENTAL PETROLEUM CORPCMN    COMMON   674599105      280       5,000   SH
OHIO ART COCMN                  COMMON   677143109      163      24,200   SH
ON-ASSIGNMENT INCCMN            COMMON   682159108   10,522   2,364,604   SH
ONYX SOFTWARE CORPCMN           COMMON   683402200      464     128,495   SH
OPINION RESEARCH CORPCMN        COMMON   683755102    3,421     537,899   SH
PACIFIC INTERNET LTDCMN         COMMON   y66183107    6,133     922,300   SH
PARAMETRIC TECHNOLOGY CORPCMN   COMMON   699173100   13,984   2,648,426   SH
PC-TEL INCCMN                   COMMON   69325q105    7,914     958,109   SH
PICO HOLDINGS INCCMN            COMMON   693366205      666      35,000   SH
PIONEER COMPANIES INCCMN        COMMON   723643300   20,700   1,380,000   SH
PLAYBOY ENTERPRISES INC CL-B(H  COMMON   728117300      653      65,000   SH
PRG-SCHULTZ INTERNATIONAL INCC  COMMON   69357c107   24,227   4,220,687   SH
PRICELINE COM INCCMN            COMMON   741503403      251      11,300   SH
PRIDE INTERNATIONAL INCCMN      COMMON   74153q102   12,072     610,000   SH
PTEK HOLDINGS INCCMN            COMMON   69366m104   12,770   1,490,138   SH
QUANTA SERVICES INCCMN          COMMON   74762e102   10,961   1,811,700   SH
RADCOM LTDCMN                   COMMON   m81865103    2,516   1,935,540   SH
RANGE RESOURCES CORPORATIONCMN  COMMON   75281a109   24,302   1,389,462   SH
SAFEGUARD SCIENTIFICSCMN        COMMON   786449108      318     170,000   SH
SERVICEMASTER COMPANYCMN        COMMON   81760n109   13,439   1,045,000   SH
SONICWALL INCCMN                COMMON   835470105    6,760   1,000,000   SH
SPECTRALINK CORPCMN             COMMON   847580107    2,850     300,000   SH
SPECTRUM CONTROL INCCMN         COMMON   847615101    7,113   1,000,474   SH
SUPERIOR ESSEX INCCMN           COMMON   86815v105    9,464     645,977   SH
TORTOISE ENERGY INFRASTRUCTURE  COMMON   89147l100   13,398     515,300   SH
USEC INCCMN                     COMMON   90333e108   17,626   1,699,754   SH
WEBMETHODS INCCMN               COMMON   94768c108    8,512   1,600,000   SH
EMCORE CORPORATION5.00000000 0    CV     290846ac8    2,887   3,849,000   SH


CANNELL CAPITAL LLC
Managed Assets as of
9/30/2004

--------------------------------------------------------------------------------
COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE
1-800-FLOWERS.COMCMN CLASS A    SOLE            1,836,945     264,700
ACME COMMUNICATIONS INCCMN      SOLE            1,228,545     155,721
ACTUATE CORPORATIONCOMMON STOC  SOLE            3,258,133     464,965
ALDERWOODS GROUP INCCMN         SOLE            1,447,640     208,700
ALDILA INCCMN                   SOLE               87,481      14,984
ANALYTICAL SURVEYS INCCMN       SOLE              183,858           -
ANGELICA CORP.CMN               SOLE              241,631      29,700
ATP OIL & GAS CORPCMN           SOLE               10,400       1,500
CAPTARIS INCCMN                 SOLE              152,600      19,000
CARRIZO OIL & GAS INCCMN        SOLE              447,299      64,000
CHEROKEE INTERNATIONAL CORPCMN  SOLE              105,000           -
COMFORT SYSTEMS USA INCCOMMON   SOLE            1,374,800     201,000
CONRAD INDUSTRIES INCCMN        SOLE              334,051      55,682
CONSOLIDATED-TOMOKA LAND CO     SOLE               20,000           -
CROWN HOLDINGS INCCMN           SOLE            1,428,700     206,300
DATASTREAM SYSTEMS INCCMN       SOLE            1,176,665     140,340
DYNAMEX INCCMN                  SOLE              421,312      59,955
EARTHLINK, INC.CMN              SOLE            1,399,399     201,096
ENNIS INCCMN                    SOLE              343,600      51,200
FLOW INTERNATIONAL CORPCMN      SOLE              216,568           -
FTI CONSULTING INCCMN           SOLE              791,000     114,000
FUNDTECH LTDCMN                 SOLE            1,309,737     193,617
GENERAL CABLE CORPCMN           SOLE            1,522,800     217,200
GERBER SCIENTIFIC INCCMN        SOLE              943,973     127,742
GLOBAL POWER EQUIPMENT INCCMN   SOLE            3,492,165     380,500
HORNBECK OFFSHORE SERVICES INC  SOLE              622,100      89,500
ICO INC DEP SHS REPSTG 1/4PFD   SOLE               87,490       2,500
INPUT/OUTPUT INCCMN             SOLE              420,779      59,621
INTERWOVEN INCCMN               SOLE            1,188,078     165,355
JANUS CAP GROUP INCCMN          SOLE               50,000           -
KEY ENERGY SERVICES INCCMN      SOLE            1,622,336     234,100
KEYNOTE SYSTEMS INCCMN          SOLE              569,571      77,700
LAIDLAW INTERNATIONAL, INC.CMN  SOLE              673,600      95,900
MAGNUM HUNTER RESOURCES INC.CM  SOLE            1,669,971     240,800
MDC PARTNERS INCCMN CLASS A SU  SOLE              608,600      78,500
METALS USA INCORPORATEDCMN      SOLE              465,200      64,800
MVC CAPITAL INCMUTUAL FUND      SOLE            1,691,200     194,400
NATCO GROUP INCCMN CLASS A      SOLE              726,100      88,500
NATIONAL RESEARCH CORPCMN       SOLE              556,440      42,560
NUANCE COMMUNICATIONS INCCMN    SOLE            1,493,300     216,700
OCA INC.CMN                     SOLE            1,867,400     274,300
OCCIDENTAL PETROLEUM CORPCMN    SOLE                5,000           -
OHIO ART COCMN                  SOLE               24,200           -
ON-ASSIGNMENT INCCMN            SOLE            2,071,604     293,000
ONYX SOFTWARE CORPCMN           SOLE              128,495           -
OPINION RESEARCH CORPCMN        SOLE              447,017      90,882
PACIFIC INTERNET LTDCMN         SOLE              805,000     117,300
PARAMETRIC TECHNOLOGY CORPCMN   SOLE            2,321,126     327,300
PC-TEL INCCMN                   SOLE              846,649     111,460
PICO HOLDINGS INCCMN            SOLE               35,000           -
PIONEER COMPANIES INCCMN        SOLE            1,229,200     150,800
PLAYBOY ENTERPRISES INC CL-B(H  SOLE               65,000           -
PRG-SCHULTZ INTERNATIONAL INCC  SOLE            3,693,887     526,800
PRICELINE COM INCCMN            SOLE                9,900       1,400
PRIDE INTERNATIONAL INCCMN      SOLE              533,218      76,782
PTEK HOLDINGS INCCMN            SOLE            1,301,982     188,156
QUANTA SERVICES INCCMN          SOLE            1,582,700     229,000
RADCOM LTDCMN                   SOLE            1,728,740     206,800
RANGE RESOURCES CORPORATIONCMN  SOLE            1,161,773     227,689
SAFEGUARD SCIENTIFICSCMN        SOLE              148,500      21,500
SERVICEMASTER COMPANYCMN        SOLE              914,600     130,400
SONICWALL INCCMN                SOLE              876,900     123,100
SPECTRALINK CORPCMN             SOLE              261,840      38,160
SPECTRUM CONTROL INCCMN         SOLE              869,455     131,019
SUPERIOR ESSEX INCCMN           SOLE              568,006      77,971
TORTOISE ENERGY INFRASTRUCTURE  SOLE              450,800      64,500
USEC INCCMN                     SOLE            1,486,454     213,300
WEBMETHODS INCCMN               SOLE            1,409,735     190,265
EMCORE CORPORATION5.00000000 0  SOLE            3,487,000     362,000